Annual Total Returns- JPMorgan Equity Focus Fund (R6 Shares) [BarChart] - R6 Shares - JPMorgan Equity Focus Fund - Class R6	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	18.34%	39.81%	8.08%	4.40%	8.37%	24.34%	(4.77%)	29.93%	23.84%